Description of Business and Segmented Disclosures - Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gross revenues	$ 20,117	$ 21,919
Royalties	(323)	(335)
Marketing and other	189	668
Revenues, net of royalties	19,983	22,252
Purchases of crude oil and products	12,817	14,555
Production, operating and transportation expenses (note 21)	3,017	2,803
Selling, general and administrative expenses (note 21)	693	654
Depletion, depreciation, amortization and impairment (notes 9, 10)	5,496	2,591
Expense arising from exploration for and evaluation of mineral resources	547	149
Loss (gain) on sale of assets	8	4
Other – net (note 13)	(584)	(591)
Expenses	21,978	20,157
Earnings from operating activities	(1,995)	2,095
Share of equity investment income (note 12)	59	69
Net foreign exchange gain	44	14
Finance income	74	64
Finance expenses	(351)	(314)
Financial Items	(233)	(236)
Earnings before income taxes	(2,169)	1,928
Current tax expense (income) and adjustments for current tax of prior periods	175	75
Deferred tax expense (income)	(974)	396
Tax expense (income)	(799)	471
Net earnings (loss)	(1,370)	1,457
Intersegment revenues	2,022	1,554
Exploration and Production(1)
Disclosure of operating segments [line items]
Gross revenues	4,958	4,330
Infrastructure and Marketing(2)
Disclosure of operating segments [line items]
Gross revenues	2,342	2,211
Upgrading
Disclosure of operating segments [line items]
Gross revenues	1,777	1,750
Canadian Refined Products
Disclosure of operating segments [line items]
Gross revenues	3,122	3,412
U.S. Refining and Marketing
Disclosure of operating segments [line items]
Gross revenues	9,940	11,770
Upstream
Disclosure of operating segments [line items]
Gross revenues	7,300	6,541
Royalties	(323)	(335)
Marketing and other	189	668
Revenues, net of royalties	7,166	6,874
Purchases of crude oil and products	2,336	2,087
Production, operating and transportation expenses (note 21)	1,655	1,550
Selling, general and administrative expenses (note 21)	306	301
Depletion, depreciation, amortization and impairment (notes 9, 10)	4,324	1,811
Expense arising from exploration for and evaluation of mineral resources	547	149
Loss (gain) on sale of assets	3	2
Other – net (note 13)	86	(118)
Expenses	9,251	5,778
Earnings from operating activities	(2,085)	1,096
Share of equity investment income (note 12)	59	69
Net foreign exchange gain	0	0
Finance income	3	12
Finance expenses	(166)	(109)
Financial Items	(163)	(97)
Earnings before income taxes	(2,189)	1,068
Current tax expense (income) and adjustments for current tax of prior periods	32	(130)
Deferred tax expense (income)	(631)	408
Tax expense (income)	(599)	278
Net earnings (loss)	(1,590)	790
Intersegment revenues	1,660	1,155
Upstream | Exploration and Production(1)
Disclosure of operating segments [line items]
Gross revenues	4,958	4,330
Royalties	(323)	(335)
Marketing and other	0	0
Revenues, net of royalties	4,635	3,995
Purchases of crude oil and products	0	0
Production, operating and transportation expenses (note 21)	1,634	1,527
Selling, general and administrative expenses (note 21)	297	296
Depletion, depreciation, amortization and impairment (notes 9, 10)	4,312	1,811
Expense arising from exploration for and evaluation of mineral resources	547	149
Loss (gain) on sale of assets	3	2
Other – net (note 13)	86	(120)
Expenses	6,873	3,661
Earnings from operating activities	(2,238)	334
Share of equity investment income (note 12)	50	51
Net foreign exchange gain	0	0
Finance income	3	12
Finance expenses	(163)	(109)
Financial Items	(160)	(97)
Earnings before income taxes	(2,348)	288
Current tax expense (income) and adjustments for current tax of prior periods	32	(484)
Deferred tax expense (income)	(674)	549
Tax expense (income)	(642)	65
Net earnings (loss)	(1,706)	223
Intersegment revenues	1,660	1,155
Upstream | Infrastructure and Marketing(2)
Disclosure of operating segments [line items]
Gross revenues	2,342	2,211
Royalties	0	0
Marketing and other	189	668
Revenues, net of royalties	2,531	2,879
Purchases of crude oil and products	2,336	2,087
Production, operating and transportation expenses (note 21)	21	23
Selling, general and administrative expenses (note 21)	9	5
Depletion, depreciation, amortization and impairment (notes 9, 10)	12	0
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	0	0
Other – net (note 13)	0	2
Expenses	2,378	2,117
Earnings from operating activities	153	762
Share of equity investment income (note 12)	9	18
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(3)	0
Financial Items	(3)	0
Earnings before income taxes	159	780
Current tax expense (income) and adjustments for current tax of prior periods	0	354
Deferred tax expense (income)	43	(141)
Tax expense (income)	43	213
Net earnings (loss)	116	567
Intersegment revenues	0	0
Revenue from construction contracts	201	172
Costs of construction contracts	269	142
Revenue from construction contracts, percentage of completion method	193	172
Costs of construction contracts, percentage of completion method	261	142
Downstream | Reportable segments
Disclosure of operating segments [line items]
Gross revenues	14,839	16,932
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	14,839	16,932
Purchases of crude oil and products	12,503	14,022
Production, operating and transportation expenses (note 21)	1,364	1,255
Selling, general and administrative expenses (note 21)	95	76
Depletion, depreciation, amortization and impairment (notes 9, 10)	1,068	688
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	5	2
Other – net (note 13)	(654)	(465)
Expenses	14,371	15,574
Earnings from operating activities	468	1,358
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(34)	(27)
Financial Items	(34)	(27)
Earnings before income taxes	434	1,331
Current tax expense (income) and adjustments for current tax of prior periods	118	277
Deferred tax expense (income)	(16)	54
Tax expense (income)	102	331
Net earnings (loss)	332	1,000
Intersegment revenues	362	399
Downstream | Upgrading
Disclosure of operating segments [line items]
Gross revenues	1,777	1,750
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	1,777	1,750
Purchases of crude oil and products	1,303	928
Production, operating and transportation expenses (note 21)	217	195
Selling, general and administrative expenses (note 21)	9	7
Depletion, depreciation, amortization and impairment (notes 9, 10)	115	123
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	0	0
Other – net (note 13)	0	0
Expenses	1,644	1,253
Earnings from operating activities	133	497
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(1)	(1)
Financial Items	(1)	(1)
Earnings before income taxes	132	496
Current tax expense (income) and adjustments for current tax of prior periods	63	168
Deferred tax expense (income)	(28)	(33)
Tax expense (income)	35	135
Net earnings (loss)	97	361
Intersegment revenues	263	290
Downstream | Canadian Refined Products
Disclosure of operating segments [line items]
Gross revenues	3,122	3,412
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	3,122	3,412
Purchases of crude oil and products	2,571	2,760
Production, operating and transportation expenses (note 21)	278	265
Selling, general and administrative expenses (note 21)	53	47
Depletion, depreciation, amortization and impairment (notes 9, 10)	218	115
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	6	2
Other – net (note 13)	0	(1)
Expenses	3,114	3,184
Earnings from operating activities	8	228
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(15)	(12)
Financial Items	(15)	(12)
Earnings before income taxes	(7)	216
Current tax expense (income) and adjustments for current tax of prior periods	38	100
Deferred tax expense (income)	(40)	(42)
Tax expense (income)	(2)	58
Net earnings (loss)	(5)	158
Intersegment revenues	99	109
Downstream | U.S. Refining and Marketing
Disclosure of operating segments [line items]
Gross revenues	9,940	11,770
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	9,940	11,770
Purchases of crude oil and products	8,629	10,334
Production, operating and transportation expenses (note 21)	869	795
Selling, general and administrative expenses (note 21)	33	22
Depletion, depreciation, amortization and impairment (notes 9, 10)	735	450
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	(1)	0
Other – net (note 13)	(654)	(464)
Expenses	9,613	11,137
Earnings from operating activities	327	633
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	0	0
Finance income	0	0
Finance expenses	(18)	(14)
Financial Items	(18)	(14)
Earnings before income taxes	309	619
Current tax expense (income) and adjustments for current tax of prior periods	17	9
Deferred tax expense (income)	52	129
Tax expense (income)	69	138
Net earnings (loss)	240	481
Intersegment revenues	0	0
Corporate and Eliminations(3)
Disclosure of operating segments [line items]
Gross revenues	(2,022)	(1,554)
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	(2,022)	(1,554)
Purchases of crude oil and products	(2,022)	(1,554)
Production, operating and transportation expenses (note 21)	(2)	(2)
Selling, general and administrative expenses (note 21)	292	277
Depletion, depreciation, amortization and impairment (notes 9, 10)	104	92
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	0	0
Other – net (note 13)	(16)	(8)
Expenses	(1,644)	(1,195)
Earnings from operating activities	(378)	(359)
Share of equity investment income (note 12)	0	0
Net foreign exchange gain	44	14
Finance income	71	52
Finance expenses	(151)	(178)
Financial Items	(36)	(112)
Earnings before income taxes	(414)	(471)
Current tax expense (income) and adjustments for current tax of prior periods	25	(72)
Deferred tax expense (income)	(327)	(66)
Tax expense (income)	(302)	(138)
Net earnings (loss)	(112)	(333)
Intersegment revenues	$ 0	$ 0
Goodwill [member]
Disclosure of operating segments [line items]
Discount rate (as a percent)	9.00%	8.00%